Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity
Equity
As of December 31, 2016, our sponsor owned 20,693,643 common units, representing a 32.5% ownership interest in the limited partner units. In addition, our sponsor is the owner of our General Partner.
During the year ended December 31, 2016, the Partnership completed three public offerings for a total of 19,550,000 common units, representing limited partnership interests in the Partnership for aggregate net proceeds of approximately $189,037. The net proceeds from these offerings were used to pay off the outstanding balance under the Partnership's Revolving Credit Agreement, to fund the Blair Contribution and for general partnership purposes.
During the year ended December 31, 2014, the Partnership completed a public offering for 4,325,000 common units, representing limited partnership interests in the Partnership for aggregate net proceeds of approximately $170,693. The net proceeds from this offering was used to fund the Augusta Contribution, refinance the Partnership’s revolving credit agreement and for general partnership purposes.
Equity Distribution Agreement
On January 4, 2017, the Partnership entered into an equity distribution program with certain financial institutions (each, a "Manager") under which we may sell, from time to time, through or to the Managers, common units representing limited partner interests in the Partnership up to an aggregate gross sales price of $50,000. The Partnership did not issue any common units under this equity distribution program through the date of this filing.
Class B Units
On January 31, 2013, the Partnership issued 3,750,000 subordinated Class B units and paid $37,500 in cash to our sponsor in return for 100,000 preferred equity units in our sponsor’s Augusta facility. The Class B units did not have voting rights or rights to share in the Partnership's periodic earnings, either through participation in its distributions or through an allocation of its undistributed earnings or losses. The Class B units were eligible for conversion into common units upon satisfaction of certain conditions. The conditions precedent to conversion of the Class B units were satisfied upon payment of our distribution on August 15, 2014 and, upon such payment, our sponsor, who was the sole owner of our Class B units, elected to convert all of the 3,750,000 Class B units into common units on a one-for-one basis.
Incentive Distribution Rights
Incentive distribution rights represent the right to receive increasing percentages (ranging from 15.0% to 50.0%) of quarterly distributions from operating surplus after minimum quarterly distribution and target distribution levels exceed $0.54625 per unit, per quarter. Our sponsor currently holds the incentive distribution rights, but may transfer these rights at any time.
Allocations of Net Income
Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and our General Partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage ownership interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to our sponsor.
During the year ended December 31, 2016, no income was allocated to our holders of incentive distribution rights. During the years ended December 31, 2015 and 2014, $2,622 and $863 was allocated to our holders of incentive distribution rights. During the year ended December 31, 2014, no net income was allocated to our Class B units.
Distributions
Our partnership agreement sets forth the calculation to be used to determine the amount of cash distributions that our limited partner unitholders and our holders of incentive distribution rights will receive.
Our most recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 15, 2014	$0.5100	January 31, 2014	February 14, 2014	$14,726	$—
April 16, 2014	$0.5250	May 1, 2014	May 15, 2014	$17,388	$—
July 16, 2014	$0.5750	August 1, 2014	August 15, 2014	$19,088	$168
October 15, 2014	$0.6250	October 31, 2014	November 14, 2014	$23,092	$695
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—

On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. No quarterly distributions were declared for the third quarter of 2015 or thereafter, as the Partnership continued its distribution suspension to conserve cash.
Net Income per Limited Partner Unit
The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Year ended December 31,
	2016	2015	2014
Basic common units outstanding	49,567,268	36,958,988	33,370,020
Potentially dilutive common units	—	191,890	2,413,520
Diluted common units outstanding	49,567,268	37,150,878	35,783,540

For purposes of calculating the Partnership’s earnings per unit under the two-class method, common units are treated as participating preferred units, and the previously outstanding subordinated units were treated as the residual equity interest, or common equity. Incentive distribution rights are treated as participating securities. As the Class B units did not have rights to share in the Partnership’s periodic earnings, whether through participation in its distributions or through an allocation of its undistributed earnings or losses, they were not participating securities. In addition, the conversion of the Class B units into common units was fully contingent upon the satisfaction of defined criteria. As such, until all of the defined payment and earnings criteria were satisfied, the Class B units were not included in our calculation of either basic or diluted earnings per unit. The Class B units were converted into common units on August 15, 2014, at which time income allocations commenced on such units. The sponsor was entitled to receive a per unit distribution on the newly issued common units for the second quarter of 2014 in an amount equal to the per unit distribution to be paid to all the common and subordinated units for the same period. As a result, this distribution was deducted from the calculation of limited partners' interest in net income for the year ended December 31, 2014. In addition, the dilutive effect of 2,332,503 Class B units were included in our calculation of diluted earnings per unit through August 15, 2014.
Diluted earnings per unit excludes any dilutive awards granted (see Note 12 - Unit-Based Compensation) if their effect is anti-dilutive. During the year ended December 31, 2016, the Partnership incurred a net loss and, and as a result, all 579,781 of potentially dilutive awards granted and outstanding were excluded from the diluted earnings per unit calculation. Diluted earnings per unit for the years ended December 31, 2015 and 2014, includes the dilutive effect of 191,890 and 81,017, respectively, of awards granted and outstanding at the assumed number of units which would have vested if the performance period had ended at the end of the respective periods.
Distributions made in future periods based on the current period calculation of cash available for distribution are allocated to each class of equity that will receive such distributions. Any unpaid cumulative distributions are allocated to the appropriate class of equity.
Each period the Partnership determines the amount of cash available for distributions in accordance with the partnership agreement. The amount to be distributed to limited partner unitholders and incentive distribution rights holders is subject to the distribution waterfall in the partnership agreement. Net earnings or loss for the period are allocated to each class of partnership interest based on the distributions to be made.
The following tables provide a reconciliation of net income (loss) and the assumed allocation of net income (loss) under the two-class method for purposes of computing net income (loss) per limited partner unit for the years ended December 31, 2016, 2015 and 2014 (in thousands, except per unit amounts):

	Year Ended December 31, 2016
	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(84,519)	(84,519)
Add back recast income attributable to Blair through August 31, 2016	—	(279)	(279)
Add back recast losses attributable to Whitehall and Other Assets	—	3,485	3,485
Assumed allocation of net loss	$—	$(81,313)	$(81,313)

Loss per limited partner unit - basic		$(1.64)
Loss per limited partner unit - diluted		$(1.64)

	Year Ended December 31, 2015
	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$1,311	$42,502	$43,813
Assumed allocation of distributions in excess of earnings	—	(16,091)	(16,091)
Add back recast losses attributable to Blair	—	2,619	2,619
Add back recast income attributable to Whitehall and Other Assets	—	(2,076)	(2,076)
Assumed allocation of net income	$1,311	$26,954	$28,265

Earnings per limited partner unit - basic		$0.73
Earnings per limited partner unit - diluted		$0.73

	Year Ended December 31, 2014
	General Partner and IDRs	Common Units	Subordinated Units	Class B Units	Total
Declared distribution	$2,174	$51,774	$32,737	$2,156	$88,841
Assumed allocation of undistributed net income attributable to the Partnership	12,367	9,268	9,465	—	31,100
Assumed allocation of net income	$14,541	$61,042	$42,202	$2,156	$119,941
Recast adjustments to include the results of operations of Hi-Crush Augusta LLC and income attributable to non-controlling interest					3,129
Add back recast losses attributable to Blair					(105)
Add back recast income attributable to Whitehall and Other Assets					10,976
Net income attributable to Hi-Crush Partners LP					$133,941
Earnings per unit - basic		$3.09	$3.09
Earnings per unit - diluted (a)		$3.00	$3.00
(a) Diluted earnings per unit includes the impact of income allocations attributable to a conversion of the Class B units into common units through conversion to common units on August 15, 2014.
Recast Equity Transactions
During the years ended December 31, 2016, 2015 and 2014, the sponsor paid $1,652, $2,787 and $1,600, respectively, of expenses on behalf of Blair and Whitehall. Such transactions are recognized within the non-controlling interest section of the accompanying Consolidated Statement of Partners' Capital.
During the year ended December 31, 2014, the sponsor provided $492 of management services and other expenses paid on behalf of Augusta. Such costs are recognized as non-cash capital contributions by the non-controlling interest in the accompanying financial statements.